Short-term debt	12 Months Ended
Dec. 31, 2024
Short-term debt
Short-term debt

16.Short-term debt

At December 31, 2024 and December 31, 2023, short-term debt consisted of the following:

Short-term debt

in € THOUS

	2024	2023
Commercial paper program	—	399,078
Borrowings under lines of credit	1,941	57,754
Other	158	72
Short-term debt	2,099	456,904

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,500,000 can be issued. As of December 31, 2024, we did not utilize the commercial paper program. As of December 31, 2023, the outstanding commercial paper amounted to €400,000.

Borrowings under lines of credit and further availabilities

Borrowings under lines of credit in the amount of €1,941 and €57,754 at December 31, 2024 and 2023, respectively, represented amounts borrowed by the Company and its subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2024 and 2023 were 8.57% and 8.55%, respectively.

Excluding amounts available under the Syndicated Credit Facility (see note 17 below), at December 31, 2024 and 2023, the Company had €1,508,486 and €1,321,417 available under other commercial bank agreements, excluding agreements on a subsidiary level, which are readily available for liability management purposes. In some instances, lines of credit are secured by assets of the Company’s subsidiary that is party to the agreement or may require the Company’s, or its subsidiaries’, guarantee.

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. In this cash pooling management system, amounts in euro and other currencies are offset without being transferred to a specific cash pool account. The system is used for an efficient utilization of funds within the Company. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2024 and 2023, cash and borrowings under lines of credit in the amount of €251,353 and €126,836, respectively, were offset under this cash pooling management system. Before this offset, cash and cash equivalents as of December 31, 2024 was €1,431,540 (December 31, 2023: €1,530,328) and short-term debt from unrelated parties was €253,452 (December 31, 2023: €583,740).